Western & Southern	Cincinnati, OH 45202
400 Broadway
Tel: 513-629-1648
Fax: 513-629-1044
Financial Group®	benjamin.mollozzi@wslife.com

September 1, 2023

VIA EDGAR TRANSMISSION

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Touchstone Funds Group Trust (the "Trust")
File Nos: 033-70958 and 811-08104

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectus and Statement of Additional Information, each dated August 31, 2023, do not differ from those contained in Post-Effective Amendment No. 135 (the "Amendment") to the Trust's Registration Statement on Form N-1A. This Amendment was filed electronically on August 30, 2023 (SEC Accession No. 0001683863- 23-006100) and became effective on August 31, 2023.

Any comments on this filing should be directed to me at (513) 629-1648.

Sincerely,

/s/Benjamin V. Mollozzi

Benjamin V. Mollozzi, Esq.

Counsel